Mergers and Acquisitions - Schedule of Aggregate Purchase Price Allocated to Tangible and Identifiable Intangible Assets Acquired and Liabilities Assumed (Detail) (USD $)
In Thousands, unless otherwise specified
			0 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Apr. 25, 2011 Optomai [Member]	Jun. 25, 2012 Nitronex LLC [Member]
Business Acquisition [Line Items]
Current assets			$ 76	$ 1,184
Other assets			241	980
Intangible assets			4,176	8,350
Total assets acquired			4,493	10,514
Current liabilities			1,599	4,219
Debt				6,532
Other liabilities			260	457
Total liabilities assumed			1,859	11,208
Net assets acquired			2,634	(694)
Consideration:
Previously advanced notes payable				2,066
Cash paid at closing			1,807
Contingent consideration			4,817
Total consideration			6,624
Goodwill	$ 6,750	$ 6,750	$ 3,990	$ 2,760